D1 Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Summary of Provisions

	Restructuring	Customer related	Supplier related	Warranty	Share-based payments	Other	Total

2025

Opening balance	3,872	1,760	743	766	2,992	1,582	11,715

Additions	2,011	464	256	523	2,075	1,408	6,737

Reversal of excess amounts	–294	–359	–213	–156	–127	–107	–1,256

Charged to income statement							5,481

Utilization	–3,572	–1,037	–99	–489	–1,654	–927	–7,778

Reclassifications	–	–	–	–	–	2	2

Translation differences	–128	–80	–26	–6	–304	–192	–736
Closing balance	1,889	748	661	638	2,982	1,766	8,684

of which current provisions	1,473	370	23	523	1,896	1,406	5,691

of which non-current provisions	416	378	638	115	1,086	360	2,993

2024

Opening balance	3,720	2,857	954	956	1,584	1,635	11,706

Additions	4,498	686	324	389	2,209	1,239	9,345

Reversal of excess amounts	–252	–485	–399	–209	–101	–313	–1,759

Charged to income statement							7,586

Utilization	–4,175	–748	–230	–376	–820	–941	–7,290

Reclassifications	–3	–632	83	–	–	73	–479

Translation differences	84	82	11	6	120	–111	192
Closing balance	3,872	1,760	743	766	2,992	1,582	11,715

of which current provisions	2,993	1,648	274	560	1,633	1,096	8,204

of which non-current provisions	879	112	469	206	1,359	486	3,511